UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-09917

SENTINEL VARIABLE PRODUCTS TRUST

National Life Drive, Montpelier, Vermont 05604

Sentinel Asset Management, Inc.
National Life Drive, Montpelier, Vermont 05604

Registrant's telephone number, including area code:(802)229-3113

Date of fiscal year end: December 31, 2011

Date of reporting period: June 30, 2011

Semi-Annual Report

Sentinel Variable Products
Balanced Fund

Sentinel Variable Products
Bond Fund

Sentinel Variable Products
Common Stock Fund

Sentinel Variable Products
Mid Cap Fund

Sentinel Variable Products
Small Company Fund

June 30, 2011

Sentinel Investments

Table of Contents

4 Message to Shareholders
7 Understanding your Financial Statements
8 Sentinel Variable Products Balanced Fund
10 Sentinel Variable Products Bond Fund
12 Sentinel Variable Products Common Stock Fund
14 Sentinel Variable Products Mid Cap Fund
16 Sentinel Variable Products Small Company Fund
18 Statement of Assets and Liabilities
20 Statement of Operations
22 Statement of Changes in Net Assets
24 Financial Highlights
26 Notes to Financial Statements
31 Actual and Hypothetical Expenses for Comparison Purposes
32 Trustees & Officers

The Brightening Air
A casual empiricist would conclude that the US economy is troubled: weak GNP, employment, housing and slowdowns in the important ISM[‡] and Fed surveys.
But a longer perspective shows this is entirely in keeping with a recovery from a deep-seated financial and borrowing crisis. There are many signs that the US is picking itself up: manufacturing productivity, private sector job creation, corporate profitability and household deleveraging. Monetary policy has saved the economy from the insidious threat of deflation. Fiscal policy is meandering.
There is frustration. Some of the answers are right in front of us: the Dallas Fed reports that 43% of recent job creation has come from one state, Texas. Smart, business and growth-friendly policies are not alien to Americans. We just get there after we’ve exhausted all other options.[2]

Capital market returns continue to crab: sideways with bravado. Stocks returned
6% in the first half of the year but after a rapid correction. Bonds returned 3%, but nearly 6% since the February lows. Emerging markets stalled and the dollar declined a bit. Markets feel volatile but they’re not; VIX[3] and other derivatives on swaps, rates and foreign exchange have been calm. We see low volumes followed by rapid catch-
ups and corrections. And this is the world in which we live now. Stay nimble. Do not buy and forget. And remember that in the 1970s, when stocks were flat and bond yields climbed from 7% to 12%, there were 11 rallies in both markets of over 20%.

There are three big questions: How will consumers behave? What happens with QE? How serious is the sovereign debt crisis? Let’s look before moving to investment strategies.

1. How will consumers behave? Consumption was mostly responsible for the rebounding economy at the end of last year. Tax cuts were extended, payroll taxes reduced and it was thought consumers were on the mend. Then came increased energy prices, bad weather, supply chain issues. So they promptly cut back.

But there are deep secular trends that suggest the US consumer may never return to the habits of the last two decades. Household debt has declined by about 20%
and financial obligations (mostly mortgages, taxes, leases, etc.) have fallen from a peak of 19% of disposable income to a seventeen-year low of 16%. In other words, households are choosing to delever, free up income and pay off debt. This is much more than virtue following excess. It is changed behavior and has profound implications for housing, retailing and demand.

2. What happens with QE? It’s over as we know it. It worked. We averted deflation.
The economy did not lapse into recession. The Fed’s balance sheet shot up to
$2.8 trillion and bank reserves climbed by an equal amount. The Fed has made it clear monetary policy is not a panacea and that other policies must take over. So while they will keep rates low, we should not expect any resumption of aggressive monetary policy. This is good. Other buyers will now step into the Treasury market.
Foreigners will return and investors will now operate in a fairer market. That, and the state of the economy, explain why there will be no rapid Treasury sell-off.

The prospects for QE3 are close to zero. Why? First, there is no deflation risk;
second, there will be a “wait and see” attitude going into Q3; and third, the law of diminishing returns. This is fine. The Fed has gassed up the tank. Someone else has to twist the throttle.

1. Institute for Supply Management
2. Apologies to Churchill.
3. VIX: Chicago Board Options Exchange (CBOE) Volatility Index, shows the market’s expectation of  30-day volatility. It is constructed using the implied volatilities of a wide range of S&P 500 index options. An investment cannot be made directly in an index.
This article contains the current opinions of the author but not necessarily those of Sentinel Investments. The author’s opinions are subject to change without notice. This article is distributed for informational purposes only. Forecasts, estimates, and certain information contained herein are based upon proprietary research and should not be considered as investment advice or a recommendation of any particular security, strategy or investment product. Information contained herein has been obtained from sources believed to be reliable, but not guaranteed.

3. How serious is the debt crisis? Greece is in the headlines and rightly so. It’s not the size of the debt that matters, less than Apple’s[4] market cap, but the principles, starting with the fact that no country has ever successfully borrowed its way out of a crisis. Greece has special problems. It has spent over half of its existence as an independent state in default. The private sector is heavily distorted by government policies. Some shockers: i) pharmacists receive a guaranteed 35% mark-up on every prescription ii) power company employees receive guaranteed bonuses and pensions to a sum equivalent to three times privatization proceeds iii) journalists take 21% of all ad revenues as pension contributions iv) there are four times as many teachers per student than Finland (which has the EU’s highest academic standards), and twice as many doctors, per head, than the rest of Europe.

And so on. In other words, the private sector never stood a chance. So far, not one job loss has touched the public sector. No wonder the tortuous process to postpone the inevitable. If Greece were an isolated case, there would be no problem. But we have the walking wounded, like Portugal and Ireland with 15% five-year bond yields, and Italy, where a heavy short-term debt load is about to roll over to rates nearly twice the current coupons.

The Fed has gassed up the tank. Someone else

They have passed some back-end loaded austerity measures but these are not much help for the low growth problem. So, yes the crisis matters because of the parlous states of bank capital and the screamingly  inefficient political institutions dealing with a tough but not unprecedented problem.

has to twist the throttle.

What this means for capital markets

Bonds

The market is torn between those that believe either i) yields, driven by inflation and debt, will spring up and close nearer the 4% mark by year-end ii) that slack credit demand and an economy with a significant output gap will leave rates trading in a 3.1% to 3.7% band. We are in the latter camp. There is risk in the market, the most serious being the debt ceiling. But the appetite for “risk-on” bonds, especially CMBS and high yield, is waning and Treasuries and short duration government MBS offer good trading opportunities.

The unremitting good news about the bond market is that it is now free from major distortions. The NIM (New Issue Market) is healthy and companies continue to improve their balance sheets. Demand remains from both household savers and long-liability investors such as insurance companies and pension funds. There is a lot riding on an economic rebound in the second half but the market needs more data to move concretely in one direction. In that light, we expect the market to trade sideways, which is fine as price moves of up to 3% can be opportunities to exploit spread inefficiencies.

Equities

Summer months are notoriously capricious for equities. This is what we’re watching:

1. Valuations: Yields at around 2.1% and forward multiples at 13x are attractive. We know the Cyclically Adjusted Price Earnings (CAPE) and Tobin’s Q[5] are at high levels but they mean less these days and mean reversion is not always so adamant. More important, valuations relative to fixed income are strong. We look at the S&P[6] earnings yield of 7.6% and compare to Moody’s investment grade average of around 5%. This explains why companies are issuing low cost debt to build balance sheets and can then invest in businesses returning over 20%, which is the ROE for the S&P. That’s quite a positive carry.

2. Margins: We’re in the tenth quarter of profit expansion and profits’ share of national income is nearing that of 2007. These can remain high. Productivity

4. Apple Inc. is 3.2% of total net assets in the Sentinel Capital Growth Fund and is 3.8% of total net assets in the Sentinel Growth Leaders Fund as of 07/11/2011.
5. Tobin’s Q Ratio = total market value of firm/replacement value.
6. The Standard & Poor’s 500 Index is an unmanaged index of 500 widely held U.S. equity securities chosen for market size, liquidity, and industry group
representation. An investment cannot be made directly in an index.	5

and efficiency gains can go on a lot longer than many think. Pricing power is rising, labor costs trailing and commodity costs moderating. There is still spare capacity, although not as much as the official numbers suggest, which should protect margins as demand improves.

3. Deal Making: In tough times, deals dry up. But in 2011, we have seen a 5% increase in the number of deals from 2010, a massive 26% jump since 2009, with a 14% increase in value or 85% above the lows. Some are headline deals but the majority are tuck-in acquisitions, rarely contested and accretive.

4. Earnings and Sales: Earnings growth for the S&P remains comfortably in the region of 20% for the current quarter along with a 9% sales increase.Even excluding the operationally leveraged material and energy stocks, growth is 15% for earnings and 4% for sales, which is about the same growth as nominal GNP. The ratio of a 4:1 increase of earnings to sales has held up well even in non-leveraged companies and is fully sustainable.

Markets will react to every twitch on the thread.

This is not to mean we won’t experience abrupt market changes. This is because the market is skittish retaining risk. Equities are held for short periods, bought as blocks of indices and dumped as soon as the trade works…or not. But we stick to companies that create free cash flow and pay increasing dividends. Even tech companies, normally the stingiest when it comes to shareholder-friendly moves, are turning to dividends to create value. We will continue to look for companies where scale plays to their advantage and which generate cash.

Try to stay above the fray.

So putting it all together…

  There are many more good trends in the economy than not: inflation low, manufacturing outlook, lower commodity prices.
  Pessimism is over done.
  The output gap in the US, as measured by utilization, wage demands and employment, is significant and in favor of low but steady growth…
  it may not, however, do much for employment or housing.
  Stay out of European banks…they’re mired in the debt crisis.
  China has deliberately slowed its economy to battle inflation. it appears to be under control which opens up growth in the back half of the year. The market trades at a discount.
  Markets will react to every twitch on the thread. Try to stay above the fray.

Sources: Bloomberg and Sentinel Asset Management, Inc.

Consider a fund’s objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Funds and is available from your financial advisor or www.sentinelinvestments.com. Please read the prospectus carefully before you invest.

Sentinel Investments is the unifying brand name for Sentinel Financial Services Company, Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc. Sentinel Funds are distributed by Sentinel Financial Services Company, One National Life Drive, Montpelier, VT 05604, 800.233.4332

 www.sentinelinvestments.com.

Understanding your Financial Statements

1 Schedule of Investment in Securities

This schedule shows you which investments your fund owned on the last day of the reporting period. The schedule includes:

  a list of each investment
  the number of shares/par amount of each stock, bond or short-term note the market value of each investment
  the percentage of investments in each industry
  the percent and dollar breakdown of each category

2 Statement of Assets and Liabilities

This statement details what the fund owns (assets), what it owes (liabilities), and its net assets as of the last day of the period. If you subtract what the fund owes from what it owns, you get the fund’s net assets. For each class of shares, the net assets divided by the total number of shares outstanding gives you the price of an individual share, or the net asset value per share.

Net Assets are also broken down by capital (money invested by shareholders); net investment income not yet paid to shareholders or net investment losses, if any; net gains earned on investments but not yet paid to shareholders or net losses on investments (known as realized gains or losses); and finally gains or losses on securities still owned by the fund (known as unrealized appreciation or depreciation). This breakdown tells you the value of net assets that are performance-related, such as investment gains or losses, and the value of net assets that are not related to performance, such as shareholder investments and redemptions.

3 Statement of Operations

This statement breaks down how each fund’s net assets changed during the period as a result of the fund’s operations. it tells you how much money the fund made or lost after taking into account income, fees and expenses, and investment gains or losses. It does not include shareholder transactions and distributions. Fund Operations include:

  income earned from investments
  management fees and other expenses
  gains or losses from selling investments (known as realized gains or losses)
  gains or losses on current fund holdings (known as unrealized appreciation or depreciation)

4  Statement of Changes in Net Assets

This statement shows how each fund’s net assets changed over the past two reporting periods. It details how much a fund grew or shrank as a result of:

  operations — a summary of the Statement of Operations for the most recent period distributions — income and gains distributed to shareholders capital share transactions — shareholders’ purchases, reinvestments, and redemptions

Net assets at the beginning of the period plus the sum of operations, distributions to shareholders and capital share transactions result in net assets at the end of the period.

5 Financial Highlights

This statement itemizes current period activity and statistics and provides comparison data for the last five fiscal years (or less if the fund or class is not five years old). On a per-share basis, it includes:

  share price at the beginning of the period
  investment income and capital gains or losses
  income and capital gains distributions paid to shareholders share price at the end of the period

it also includes some key statistics for the period:

  total return — the overall percentage return of the fund, assuming reinvestment of all distributions expense ratio — operating expenses as a percentage of average net assets net income ratio — net investment income as a percentage of average net assets portfolio turnover — the percentage of the portfolio that was replaced during the period

Sentinel Variable Products Balanced Fund

(Unaudited)

Fund Profile
at June 30, 2011

Portfolio Weightings
Asset Category	Percent of Net Assets
Domestic Common Stocks	59.8%
U.S. Government Obligations	35.1%
Foreign Stocks & ADR's	3.0%
Domestic Exchange Traded Funds	0.7%
Cash and Other	1.4%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
ExxonMobil Corp.	1.7%	FNMA 555743	5.00%	09/01/33	7.9%
United Technologies Corp.	1.7%	FNMA AD0464	4.50%	10/01/35	3.9%
Noble Energy, Inc.	1.4%	FNMA 735997	5.50%	11/01/35	3.1%
Int'l. Business Machines Corp.	1.4%	FNMA 745275	5.00%	02/01/36	3.0%
Chevron Corp.	1.4%	FHLMC G01890	4.50%	10/01/35	2.8%
Honeywell Int'l., Inc.	1.3%	FNMA 735676	5.00%	07/01/35	2.7%
Schlumberger Ltd.	1.2%	FHR 2541 DM	5.50%	12/15/32	2.5%
Freeport-McMoRan Copper & Gold, Inc.	1.1%	FNMA 891386	5.50%	10/01/35	2.5%
PepsiCo, Inc.	1.1%	FGLMC G08273	5.50%	06/01/38	2.5%
EMC Corp.	1.0%	FNMA 190377	5.00%	11/01/36	1.1%
Total of Net Assets	13.3%	Total of Net Assets			32.0%

Average Effective Duration (for all Fixed Income Holdings) 4.6 years**
*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at June 30, 2011 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 35.1%			Federal National Mortgage			U.S. Treasury Obligations 2.1%
U.S. Government Agency			Association 24.2%			U.S. Treasury Notes
Obligations 33.0%			Mortgage-Backed Securities:			3.125%, 05/15/21	200 M	$ 199,313
Federal Home Loan Mortgage			30-Year:			U.S. Treasury Notes
Corporation 8.8%			FNMA 555743			4.375%, 05/15/41	200 M	199,719
Collateralized Mortgage Obligations:			5%, 09/01/33	1,386 M	$ 1,481,374	Total U.S. Treasury
FHR 2541 DM			FNMA 735676			Obligations		399,032
5.5%, 12/15/32	426 M	$ 466,574	5%, 07/01/35	466 M	497,382	Total U.S. Government
			FNMA AD0464			Obligations		6,557,164
Mortgage-Backed Securities:			4.5%, 10/01/35	694 M	724,426	(Cost $6,516,443)
30-Year:			FNMA 891386					Space
FGLMC G01840			5.5%, 10/01/35	425 M	462,482			Value
5%, 07/01/35	182 M	193,981	FNMA 735997				Shares	(Note 2)
FHLMC G01890			5.5%, 11/01/35	539 M	586,189	Domestic Common Stocks 59.8%
4.5%, 10/01/35	500 M	521,083	FNMA 745275
FGLMC G08273			5%, 02/01/36	524 M	559,408	Consumer Discretionary 5.8%
5.5%, 06/01/38	427 M	462,108	FNMA 190377			Comcast Corp.	5,000	121,150
Total Federal Home Loan		1,177,172	5%, 11/01/36	190 M	203,125	Gap, Inc.	4,300	77,830
Mortgage Corporation		1,643,746	Total Federal National Mortgage			McDonald's Corp.	1,500	126,480
			Association		4,514,386	McGraw-Hill Cos., Inc.	2,500	104,775
			Total U.S. Government
			Agency Obligations		6,158,132	Nike, Inc.	1,000	89,980
						Omnicom Group, Inc.	2,500	120,400
						Time Warner Cable, Inc.	2,000	156,080
						Time Warner, Inc.	5,000	181,850

8 The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Balanced Fund

(Continued)

		Space			Space				Space
		Value			Value				Value
	Shares	(Note 2)		Shares	(Note 2)			Shares	(Note 2)
TJX Cos., Inc.	2,000	$ 105,060	Pfizer, Inc.	7,500	$ 154,500	Utilities 0.4%
		1,083,605	UnitedHealth Group, Inc.	1,000	51,580	Entergy Corp.		1,000	$ 68,280
Consumer Staples 6.3%			Zimmer Holdings, Inc.*	1,500	94,800	Total Domestic Common Stocks
Altria Group, Inc.	2,000	52,820			1,389,583	(Cost $8,003,952)			11,179,884
CVS Caremark Corp.	1,500	56,370	Industrials 9.7%			Domestic Exchange Traded Funds 0.7%
HJ Heinz Co.	3,000	159,840	Boeing Co.	2,000	147,860	Financials 0.7%
Kellogg Co.	2,500	138,300	Canadian National Railway Co.	1,800	143,820	SPDR KBW Regional Banking
						(Cost $106,021)*		5,000	127,250
Kraft Foods, Inc.	4,000	140,920	Deere & Co.	1,500	123,675	Foreign Stocks & ADR's 3.0%
PepsiCo, Inc.	3,000	211,290	General Dynamics Corp.	1,500	111,780
Philip Morris Int'l., Inc.	1,500	100,155	General Electric Co.	7,500	141,450	Australia 0.8%
Procter & Gamble Co.	2,900	184,353	Honeywell Int'l., Inc.	4,000	238,360	BHP Billiton Ltd. ADR		1,500	141,945
Wal-Mart Stores, Inc.	2,500	132,850				Germany 0.8%
		1,176,898	L-3 Communications Holdings, Inc.	1,500	131,175	SAP AG ADR		2,500	151,625
Energy 8.1%			Northrop Grumman Corp.	1,700	117,895	Israel 0.4%
Chevron Corp.	2,500	257,100	Tyco Int'l. Ltd.	3,000	148,290	Teva Pharmaceutical Industries
EOG Resources, Inc.	1,000	104,550	Union Pacific Corp.	1,500	156,600	Ltd. ADR		1,500	72,330
ExxonMobil Corp.	4,000	325,520	United Technologies Corp.	3,500	309,785	Mexico 0.6%
Marathon Oil Corp.	2,500	131,700	Waste Management, Inc.	1,000	37,270	America Movil SA de CV ADR		2,000	107,760
McDermott Int'l., Inc.*	3,000	59,430			1,807,960	United Kingdom 0.4%
Noble Energy, Inc.	3,000	268,890	Information Technology 10.9%			Diageo PLC ADR		1,000	81,870
			Accenture PLC	1,500	90,630	Total Foreign Stocks & ADR's
Schlumberger Ltd.	2,500	216,000				(Cost $352,796)			555,530
Transocean Ltd.	1,000	64,560	Activision Blizzard, Inc.	7,500	87,600	Institutional Money Market Funds 2.2%
Weatherford Int'l. Ltd.*	4,600	86,250	Broadcom Corp.	3,000	100,920	State Street Institutional US Government
		1,514,000	Check Point Software			Money Market Fund*
Financials 7.1%			Technologies Ltd.*	2,000	113,700	(Cost $408,812)		408,812	408,812
			Cisco Systems, Inc.	6,000	93,660	Total Investments 100.8%
ACE Ltd.	1,500	98,730				(Cost $15,388,024)†			18,828,640
American Express Co.	3,500	180,950	Dell, Inc.*	5,000	83,350
Bank of America Corp.	5,000	54,800	Dolby Laboratories, Inc.*	1,000	42,460	Excess of Liabilities Over
Bank of New York Mellon Corp.	3,800	97,356	EMC Corp.*	7,000	192,850	Other Assets (0.8)%			(141,635)
			Intel Corp.	3,500	77,560
Chubb Corp.	2,000	125,220	Int'l. Business Machines Corp.	1,500	257,325	Net Assets 100.0%		$ 18,687,005
Goldman Sachs Group, Inc.	1,100	146,399
JPMorgan Chase & Co.	2,500	102,350	KLA-Tencor Corp.	3,000	121,440
MetLife, Inc.	2,000	87,740	Microsoft Corp.	6,000	156,000	*	Non-income producing.
			NetApp, Inc.*	3,000	158,340
Morgan Stanley	2,500	57,525				†	Cost for federal income tax purposes is $15,388,024. At
			Seagate Technology PLC	4,000	64,640	June 30, 2011 unrealized appreciation for federal income tax
PNC Financial Services Group, Inc.	1,000	59,610	Teradata Corp.*	1,500	90,300	purposes aggregated $3,440,616 of which $3,889,230
						related to appreciated securities and $448,614 related to
The Travelers Cos., Inc.	2,000	116,760	Texas Instruments, Inc.	4,000	131,320		depreciated securities.
US Bancorp	4,300	109,693	Visa, Inc.	1,500	126,390	ADR	- American Depositary Receipt
Wells Fargo & Co.	3,500	98,210	Western Union Co.	2,500	50,075	SPDR	- Standard & Poor's Depository Receipts
		1,335,343			2,038,560
Health Care 7.4%			Materials 2.4%
Amgen, Inc.*	1,000	58,350	EI Du Pont de Nemours & Co.	2,500	135,125
Becton Dickinson & Co.	1,000	86,170	Freeport-McMoRan Copper &
Bristol-Myers Squibb Co.	4,000	115,840	Gold, Inc.	4,000	211,600
			Praxair, Inc.	1,000	108,390
Celgene Corp.*	2,000	120,640			455,115
Covidien PLC	2,000	106,460	Telecommunication Services 1.7%
Eli Lilly & Co.	2,000	75,060	AT&T, Inc.	2,000	62,820
Gilead Sciences, Inc.*	2,500	103,525	Rogers Communications, Inc.	2,500	98,800
Johnson & Johnson	1,500	99,780	Verizon Communications, Inc.	4,000	148,920
Medco Health Solutions, Inc.*	1,500	84,780			310,540
Medtronic, Inc.	1,600	61,648
Merck & Co., Inc.	5,000	176,450

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Bond Fund

(Unaudited)

Fund Profile
at June 30, 2011
Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			0.4%	4 yrs. to 5.99 yrs.			24.3%
1 yr. to 2.99 yrs.			1.2%	6 yrs. to 7.99 yrs.			22.0%
3 yrs. to 3.99 yrs.			36.6%	Over 8 yrs.			15.5%
Average Effective Duration (for all Fixed Income Holdings) 5.8 years**
Top 10 Holdings*
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
FHLMC G02880	4.50%	06/01/35	8.4%	FGLMC G06205	5.00%	12/01/36	4.5%
FNMA 190377	5.00%	11/01/36	7.0%	FNMA AD0464	4.50%	10/01/35	4.5%
FNMA 555743	5.00%	09/01/33	6.8%	FNMA 745336	5.00%	03/01/36	4.4%
FNMA 735997	5.50%	11/01/35	5.4%	FNMA 735676	5.00%	07/01/35	3.7%
FGLMC A94593	4.50%	10/01/40	4.7%	FNMA 735703	5.00%	04/01/29	3.6%
				Total of Net Assets			53.0%

"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at June 30, 2011 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 68.7%			FNMA 745275			Consumer Cyclical 3.3%
U.S. Government Agency			5%, 02/01/36	1,886 M	$ 2,013,870	Best Buy Co., Inc.
Obligations 62.2%			FNMA 745336			5.5%, 03/15/21	600 M	$ 591,845
Federal Home Loan Mortgage			5%, 03/01/36	2,683 M	2,865,252	Dana Holding Corp.
Corporation 23.4%			FNMA 190377			6.75%, 02/15/21	250 M	247,813
Mortgage-Backed Securities:			5%, 11/01/36	4,254 M	4,542,097	Ford Motor Credit Co. LLC
30-Year:			Total Federal National Mortgage		22,667,608	5.75%, 02/01/21	500 M	500,634
FHLMC G02880			Association		24,989,330	Gap, Inc.
						5.95%, 04/12/21	850 M	818,087
4.5%, 06/01/35	5,196 M	$ 5,419,800	Government National Mortgage					2,158,379
FHLMC G01890			Corporation 0.3%
4.5%, 10/01/35	1,344 M	1,400,117	Mortgage-Backed Securities:			Energy 4.3%
FGLMC G06205			15-Year:			Anadarko Petroleum Corp.
5%, 12/01/36	2,764 M	2,951,731				6.45%, 09/15/36	1,100 M	1,151,426
FGLMC G08273			GNMA 679437X			Chesapeake Energy Corp.
5.5%, 06/01/38	2,136 M	2,310,539	6%, 11/15/22	203 M	223,315	6.625%, 08/15/20	500 M	528,750
			Total U.S. Government
FGLMC A94593			Agency Obligations		40,371,661	Nexen, Inc.
4.5%, 10/01/40	2,965 M	3,076,829				6.4%, 05/15/37	1,100 M	1,100,717
			U.S. Treasury Obligations 6.5%					2,780,893
Total Federal Home Loan Mortgage			U.S. Treasury Notes
Corporation		15,159,016				Financials 7.0%
			3.125%, 05/15/21	2,000 M	1,993,132
Federal National Mortgage						Bank of America Corp.
Association 38.5%			U.S. Treasury Notes			5%, 05/13/21	500 M	494,875
Mortgage-Backed Securities:			4.375%, 05/15/41	2,250 M	2,246,841	Discover Bank/Greenwood DE
			Total U.S. Treasury			7%, 04/15/20	550 M	611,896
25-Year:			Obligations		4,239,973
FNMA 735703			Total U.S. Government			Int'l. 6.5%, Lease 09/01/14(a) Finance Corp.	500 M	532,500
5%, 04/01/29	2,162 M	2,321,722	Obligations
			(Cost $44,319,366)		44,611,634	Lloyds TSB Bank PLC
30-Year:			Corporate Bonds 30.2%			6.5%, 09/14/20(a)	700 M	661,413
FNMA 555743						Morgan Stanley
5%, 09/01/33	4,158 M	4,444,120	Basic Industry 1.3%			5.75%, 01/25/21	1,200 M	1,216,411
FNMA 735676			DR Horton, Inc.			Regions Bank
5%, 07/01/35	2,234 M	2,387,434	6.5%, 04/15/16	250 M	261,875	7.5%, 05/15/18	500 M	523,552
FNMA AD0464			Georgia-Pacific LLC			SLM Corp.
4.5%, 10/01/35	2,777 M	2,897,704	5.4%, 11/01/20(a)	550 M	561,544	6.25%, 01/25/16	500 M	519,261
FNMA 735997					823,419			4,559,908
5.5%, 11/01/35	3,234 M	3,517,131

 10         The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Bond Fund

(Continued)

		Principal		(a)	Security exempt from registration under Rule 144A of the
		Amount	Value		Securities Act of 1933, as amended. These securities may
		(M=$1,000)	(Note 2)		be resold in transactions exempt from registration, normally
					to qualified institutional buyers. At June 30, 2011, the
Health Care 0.9%					market value of rule 144A securities amounted to
Boston Scientific Corp.					$3,397,324 or 5.23% of net assets.
6%,	01/15/20	500 M	$ 542,185	(b)	ING Groep NV is currently fixed at 5.775%. On December
					8th, 2015 it converts to a variable rate that floats on the 8th
Insurance 5.0%					of March, June, September, and December. The interest
American Int'l. Group, Inc.					rate is based on the 3-month Libor rate plus 1.68%.
6.4%, 12/15/20		1,200 M	1,293,968
ING Groep NV				(c)	Step Up/Down.
5.775%, 12/29/49(b)		250 M	231,250	(d)	XL Capital Ltd. is currently fixed at 6.5%. On April 15th,
Liberty Mutual Group, Inc.					2017 it converts to a variable rate that floats on the 15th of
7%,	03/15/37(a)	250 M	239,149		January, April, July, and October. The interest rate is based
					on the 3-month Libor rate plus 2.4575%.
Prudential Financial, Inc.
5.375%, 06/21/20		1,200 M	1,266,454
XL Capital Ltd.
6.5%, 12/29/49(c)(d)		250 M	231,875
			3,262,696
Media 4.4%
CBS Corp.
4.3%, 02/15/21		1,200 M	1,173,794
DISH DBS Corp.
7.875%, 09/01/19		250 M	270,938
NBC Universal, Inc.
4.375%, 04/01/21(a)		1,150 M	1,140,218
XM Satellite Radio, Inc.
7.625%, 11/01/18(a)		250 M	262,500
			2,847,450
Telecommunications 4.0%
AT&T, Inc.
4.45%, 05/15/21		1,200 M	1,223,630
MetroPCS Wireless, Inc.
6.625%, 11/15/20		250 M	248,125
Verizon Communications, Inc.
4.6%, 04/01/21		1,100 M	1,137,198
			2,608,953
Total Corporate Bonds
(Cost $19,567,970)			19,583,883

			Space
			Value
		Shares	(Note 2)

Institutional Money Market Funds 1.2%
State Street Institutional US Government
Money Market Fund*
(Cost $750,494)		750,494	750,494
Total Investments 100.1%
(Cost $64,637,830)†			64,946,011

Excess of Liabilities Over
Other Assets (0.1)%			(59,017)

Net Assets 100.0%		$ 64,886,994

*	Non-income producing.

†	Cost for federal income tax purposes is $64,637,830. At
June 30, 2011 unrealized appreciation for federal income tax purposes aggregated $308,181 of which $565,948 related to
appreciated securities and $257,767 related to depreciated
	securities.

The accompanying notes are an integral part of the financial statements. 

Sentinel Variable Products Common Stock Fund

(Unaudited)

Fund Profile
at June 30, 2011
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	17.6%	Consumer Staples	10.4%
Industrials	13.9%	Consumer Discretionary	8.7%
Energy	13.5%	Materials	4.6%
Financials	13.4%	Telecommunication Services	3.1%
Health Care	13.3%	Utilities	0.3%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Int'l. Business Machines Corp.	2.7%	PepsiCo, Inc.	2.1%
United Technologies Corp.	2.4%	Noble Energy, Inc.	1.9%
ExxonMobil Corp.	2.4%	Honeywell Int'l., Inc.	1.8%
Chevron Corp.	2.4%	Freeport-McMoRan Copper & Gold, Inc.	1.7%
Procter & Gamble Co.	2.2%	The Travelers Cos., Inc.	1.6%
		Total of Net Assets	21.2%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at June 30, 2011 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 93.0%			McDermott Int'l., Inc.*	76,300	$ 1,511,503	Forest Laboratories, Inc.*	20,000	$ 786,800
Consumer Discretionary 8.7%			Noble Energy, Inc.	45,000	4,033,350	Gilead Sciences, Inc.*	35,000	1,449,350
Comcast Corp.	120,000	$ 2,907,600	Schlumberger Ltd.	30,000	2,592,000	Johnson & Johnson	50,000	3,326,000
Gap, Inc.	91,900	1,663,390	Transocean Ltd.	18,000	1,162,080	Medco Health Solutions, Inc.*	25,000	1,413,000
McDonald's Corp.	20,000	1,686,400	Weatherford Int'l. Ltd.*	63,800	1,196,250	Medtronic, Inc.	36,200	1,394,786
McGraw-Hill Cos., Inc.	40,000	1,676,400			29,465,258	Merck & Co., Inc.	60,000	2,117,400
Nike, Inc.	15,000	1,349,700	Financials 12.3%			Mettler-Toledo Int'l., Inc.*	6,900	1,163,823
Omnicom Group, Inc.	40,000	1,926,400	ACE Ltd.	23,000	1,513,860	Pfizer, Inc.	125,000	2,575,000
Staples, Inc.	45,000	711,000	American Express Co.	43,100	2,228,270	UnitedHealth Group, Inc.	15,000	773,700
Time Warner Cable, Inc.	35,000	2,731,400	Bank of America Corp.	100,000	1,096,000	Zimmer Holdings, Inc.*	25,000	1,580,000
Time Warner, Inc.	75,000	2,727,750	Bank of New York Mellon Corp.	50,000	1,281,000			26,432,659
TJX Cos., Inc.	30,000	1,575,900	Chubb Corp.	30,000	1,878,300	Industrials 13.9%
		18,955,940	CME Group, Inc.	4,500	1,312,155	Babcock & Wilcox Co.*	40,000	1,108,400
Consumer Staples 9.7%			Goldman Sachs Group, Inc.	15,000	1,996,350	Boeing Co.	30,000	2,217,900
Altria Group, Inc.	50,000	1,320,500	JPMorgan Chase & Co.	40,000	1,637,600	Canadian National Railway Co.	23,100	1,845,690
CVS Caremark Corp.	30,000	1,127,400	MetLife, Inc.	40,000	1,754,800	Deere & Co.	30,000	2,473,500
HJ Heinz Co.	40,000	2,131,200	Morgan Stanley	62,500	1,438,125	General Dynamics Corp.	25,000	1,863,000
Kellogg Co.	25,000	1,383,000				General Electric Co.	100,000	1,886,000
Kraft Foods, Inc.	55,000	1,937,650	PNC Financial Services Group, Inc.	17,500	1,043,175
PepsiCo, Inc.	65,000	4,577,950	The Travelers Cos., Inc.	60,000	3,502,800	Honeywell Int'l., Inc.	65,000	3,873,350
Philip Morris Int'l., Inc.	30,000	2,003,100	Toronto-Dominion Bank	25,000	2,122,500	L-3 Communications Holdings, Inc.	15,000	1,311,750
Procter & Gamble Co.	74,200	4,716,894	US Bancorp	75,000	1,913,250	Northrop Grumman Corp.	30,000	2,080,500
Wal-Mart Stores, Inc.	35,000	1,859,900	Wells Fargo & Co.	70,000	1,964,200	Tyco Int'l. Ltd.	40,000	1,977,200
		21,057,594			26,682,385	Union Pacific Corp.	16,200	1,691,280
Energy 13.5%			Health Care 12.1%			United Technologies Corp.	60,000	5,310,600
Apache Corp.	17,500	2,159,325	Aetna, Inc.	30,000	1,322,700	Verisk Analytics, Inc.*	37,700	1,305,174
Baker Hughes, Inc.	30,000	2,176,800	Amgen, Inc.*	30,000	1,750,500	Waste Management, Inc.	35,000	1,304,450
Chevron Corp.	50,000	5,142,000	Becton Dickinson & Co.	20,000	1,723,400			30,248,794
EOG Resources, Inc.	15,000	1,568,250	Bristol-Myers Squibb Co.	65,000	1,882,400	Information Technology 16.5%
ExxonMobil Corp.	65,000	5,289,700	Celgene Corp.*	15,000	904,800	Accenture PLC	45,000	2,718,900
Marathon Oil Corp.	50,000	2,634,000	Covidien PLC	25,000	1,330,750	Activision Blizzard, Inc.	108,500	1,267,280
			Eli Lilly & Co.	25,000	938,250	Broadcom Corp.	50,000	1,682,000

12      The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Common Stock Fund

(Continued)

		Space				Space
		Value				Value
	Shares	(Note 2)			Shares	(Note 2)
Check Point Software			Institutional Money Market Funds 0.1%
Technologies Ltd.*	40,000	$ 2,274,000	State Street Institutional US Government
Cisco Systems, Inc.	75,000	1,170,750	Money Market Fund*
Dell, Inc.*	75,000	1,250,250	(Cost $267,830)		267,830	267,830
Dolby Laboratories, Inc.*	20,000	849,200			Principal
EMC Corp.*	100,000	2,755,000			Amount	Value
Hewlett-Packard Co.	24,100	877,240			(M=$1,000)	(Note 2)
Intel Corp.	60,000	1,329,600	Corporate Short-Term Notes 1.1%
Int'l. Business Machines Corp.	35,000	6,004,250	Chevron Corp.
			0.02%, 07/01/11
KLA-Tencor Corp.	30,000	1,214,400	(Cost $2,500,000)		2,500 M	$ 2,500,000
Microsoft Corp.	85,000	2,210,000	Total Investments 100.0%
NetApp, Inc.*	37,000	1,952,860	(Cost $165,522,945)†			217,945,220
Seagate Technology PLC	75,000	1,212,000
			Excess of Liabilities Over
Teradata Corp.*	30,000	1,806,000	Other Assets 0.0%			(107,429)
Texas Instruments, Inc.	85,000	2,790,550
Visa, Inc.	17,500	1,474,550	Net Assets 100.0%			$ 217,837,791
Western Union Co.	50,000	1,001,500
		35,840,330	*	Non-income producing.
Materials 3.5%			†	Cost for federal income tax purposes is $165,522,945. At
EI Du Pont de Nemours & Co.	40,000	2,162,000		June 30, 2011 unrealized appreciation for federal income tax
Freeport-McMoRan Copper &				purposes aggregated $52,422,275 of which $57,526,005
Gold, Inc.	70,000	3,703,000		related to appreciated securities and $5,103,730 related to
				depreciated securities.
Praxair, Inc.	17,000	1,842,630	ADR	-	American Depositary Receipt
		7,707,630	SPDR	-	Standard & Poor's Depository Receipts
Telecommunication Services 2.5%
AT&T, Inc.	40,000	1,256,400
Rogers Communications, Inc.	60,000	2,371,200
Verizon Communications, Inc.	50,000	1,861,500
		5,489,100
Utilities 0.3%
Entergy Corp.	10,000	682,800
Total Domestic Common Stocks
(Cost $153,329,551)		202,562,490
Domestic Exchange Traded Funds 1.1%
Financials 1.1%
SPDR KBW Regional Banking*
(Cost $1,906,678)	90,000	2,290,500
Foreign Stocks & ADR's 4.7%
Australia 1.1%
BHP Billiton Ltd. ADR	25,000	2,365,750
Germany 1.1%
SAP AG ADR	40,000	2,426,000
Israel 0.6%
Teva Pharmaceutical
Industries Ltd. ADR	27,500	1,326,050
Mexico 0.6%
America Movil SA de CV ADR	25,000	1,347,000
Switzerland 0.6%
Novartis AG ADR	20,000	1,222,200
United Kingdom 0.7%
Diageo PLC ADR	20,000	1,637,400
Total Foreign Stocks & ADR's
(Cost $7,518,886)		10,324,400

The accompanying notes are an integral part of the financial statements.                                                                                                        13

Sentinel Variable Products Mid Cap Fund

(Unaudited)

Fund Profile
at June 30, 2011
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	19.0%	Energy	8.1%
Industrials	16.4%	Consumer Staples	4.5%
Consumer Discretionary	15.9%	Materials	4.3%
Health Care	13.3%	Telecommunication Services	1.2%
Financials	12.7%	Utilities	1.1%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Open Text Corp.	1.9%	Dolby Laboratories, Inc.	1.5%
Polycom, Inc.	1.6%	NICE Systems Ltd.	1.5%
ANSYS, Inc.	1.6%	Techne Corp.	1.5%
HCC Insurance Holdings, Inc.	1.5%	Micros Systems, Inc.	1.5%
LKQ Corp.	1.5%	Waste Connections, Inc.	1.4%
		Total of Net Assets	15.5%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at June 30, 2011 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 92.7%			Plains Exploration & Production			Gen-Probe, Inc.*	1,300	$ 89,895
Consumer Discretionary 15.9%			Co.*	5,750	$ 219,190	Henry Schein, Inc.*	1,430	102,374
Ascena Retail Group, Inc.*	6,870	$ 233,923	Range Resources Corp.	2,600	144,300	IDEXX Laboratories, Inc.*	1,880	145,813
Coach, Inc.	2,770	177,086	Superior Energy Services, Inc.*	6,150	228,411	Illumina, Inc.*	1,550	116,482
Darden Restaurants, Inc.	4,150	206,504	Tidewater, Inc.	2,690	144,749	Life Technologies Corp.*	3,340	173,914
Dick's Sporting Goods, Inc.*	4,310	165,719	Weatherford Int'l. Ltd.*	8,457	158,569	Mednax, Inc.*	2,210	159,540
					1,510,092
Dollar Tree, Inc.*	2,670	177,875	Financials 11.1%			Mettler-Toledo Int'l., Inc.*	820	138,309
Gentex Corp.	6,430	194,379	Affiliated Managers Group, Inc.*	1,094	110,986	Quality Systems, Inc.	1,970	171,981
Gildan Activewear, Inc.	5,360	188,511	City National Corp/CA	3,800	206,150	Resmed, Inc.*	6,820	211,079
Guess? Inc	3,130	131,648	East West Bancorp, Inc.	9,590	193,814	Techne Corp.	3,250	270,952
LKQ Corp.*	10,940	285,425	Endurance Specialty Holdings Ltd.	4,299	177,678	Varian Medical Systems, Inc.*	2,120	148,442
Morningstar, Inc.	3,060	185,987						2,351,458
O'Reilly Automotive, Inc.*	2,270	148,708	Everest Re Group Ltd	718	58,696	Industrials 16.4%
Phillips-Van Heusen Corp.	2,980	195,101	HCC Insurance Holdings, Inc.	9,090	286,335	Ametek, Inc.	4,770	214,173
Texas Roadhouse, Inc.	6,150	107,840	Invesco Ltd.	3,071	71,861	CH Robinson Worldwide, Inc.	1,600	126,144
Tractor Supply Co.	2,860	191,277	MSCI, Inc.*	2,660	100,229	Cintas Corp.	4,670	154,250
Urban Outfitters, Inc.*	3,170	89,236	New York Community Bancorp			Copart, Inc.*	5,380	250,708
VF Corp.	1,730	187,809	Inc	7,541	113,040	Donaldson Co., Inc.	1,650	100,122
WMS Industries, Inc.*	3,010	92,467	Northern Trust Corp.	2,320	106,627	Equifax, Inc.	3,990	138,533
		2,959,495	Raymond James Financial, Inc.	3,296	105,966	Flowserve Corp.	2,000	219,780
Consumer Staples 4.5%			Signature Bank*	2,450	140,140	IDEX Corp.	2,380	109,123
Church & Dwight Co., Inc.	6,140	248,915	Willis Group Holdings PLC	2,310	94,964	IHS, Inc.*	2,270	189,363
Flowers Foods, Inc.	11,700	257,868	WR Berkley Corp.	5,890	191,072	ITT Corp.	1,280	75,430
Nu Skin Enterprises, Inc.	6,180	232,059	Zions Bancorporation	4,790	115,008	Jacobs Engineering Group, Inc.*	2,600	112,450
Ralcorp Holdings, Inc.*	1,160	100,433			2,072,566	JB Hunt Transport Services, Inc.	3,440	161,990
		839,275	Health Care 12.6%			Joy Global, Inc.	1,650	157,146
Energy 8.1%			Bio-Rad Laboratories, Inc.*	1,210	144,426	MSC Industrial Direct Co.	2,490	165,112
Core Laboratories NV	1,950	217,503	CR Bard, Inc.	1,610	176,875	Quanta Services, Inc.*	7,030	142,006
Newfield Exploration Co.*	2,770	188,415	Dentsply Int'l., Inc.	4,180	159,174	Ritchie Bros Auctioneers, Inc.	4,850	133,327
Petrohawk Energy Corp.*	8,470	208,955	Endo Pharmaceuticals Holdings,			Roper Industries, Inc.	2,500	208,250
			Inc.*	3,540	142,202	Stericycle, Inc.*	1,600	142,592

14              The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Mid Cap Fund

(Continued)

		Space			Space
		Value			Value
	Shares	(Note 2)		Shares	(Note 2)
Waste Connections, Inc.	8,180	$ 259,551	Total Investments 100.1%
		3,060,050	(Cost $13,425,559)†		$ 18,675,390
Information Technology 17.5%			Excess of Liabilities Over
Altera Corp.	2,910	134,878	Other Assets (0.1)%		(22,882)
Amdocs Ltd.*	4,325	131,437
ANSYS, Inc.*	5,380	294,125	Net Assets 100.0%		$ 18,652,508
Citrix Systems, Inc.*	1,730	138,400
Dolby Laboratories, Inc.*	6,540	277,688	*	Non-income producing.
F5 Networks, Inc.*	1,530	168,683	†	Cost for federal income tax purposes is $13,425,559. At
				June 30, 2011 unrealized appreciation for federal income tax
FLIR Systems, Inc.	6,450	217,430		purposes aggregated $5,249,831 of which $5,353,358
Jack Henry & Associates, Inc.	3,260	97,833		related to appreciated securities and $103,527 related to
				depreciated securities.
Micros Systems, Inc.*	5,420	269,428	(a)	Return of capital paid during the fiscal period
Nuance Communications, Inc.*	7,040	151,149	ADR	- American Depositary Receipt
Open Text Corp.*	5,620	359,792
Plantronics, Inc.	6,330	231,235
Polycom, Inc.*	4,740	304,782
Power Integrations, Inc.	5,280	202,910
Semtech Corp.*	5,347	146,187
Trimble Navigation Ltd.*	3,650	144,686
		3,270,643
Materials 4.3%
AptarGroup, Inc.	3,880	203,079
Ecolab, Inc.	4,000	225,520
Nalco Holding Co.	7,010	194,948
Steel Dynamics, Inc.	10,620	172,575
		796,122
Telecommunication Services 1.2%
American Tower Corp.*	2,650	138,675
tw telecom, Inc.*	4,330	88,895
		227,570
Utilities 1.1%
ITC Holdings Corp.	2,800	200,956
Total Domestic Common Stocks
(Cost $12,297,819)		17,288,227
Foreign Stocks & ADR's 2.2%
Israel 1.5%
NICE Systems Ltd. ADR*	7,545	274,336
United Kingdom 0.7%
Shire Ltd. ADR	1,480	139,431
Total Foreign Stocks & ADR's
(Cost $251,690)		413,767
Real Estate Investment Trusts 1.6%
Financials 1.6%
Corporate Office Properties
Trust(a)	3,100	96,441
Digital Realty Trust, Inc.	1,900	117,382
Home Properties, Inc.(a)	1,560	94,973
Total Real Estate Investment Trusts
(Cost $211,450)		308,796
Institutional Money Market Funds 3.6%
State Street Institutional US Government
Money Market Fund*
(Cost $664,600)	664,600	664,600

The accompanying notes are an integral part of the financial statements.                                                                                         15

Sentinel Variable Products Small Company Fund

(Unaudited)

Fund Profile
at June 30, 2011
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	19.3%	Energy	7.6%
Industrials	18.0%	Consumer Staples	5.0%
Consumer Discretionary	15.3%	Materials	3.1%
Health Care	14.4%	Utilities	1.2%
Financials	12.2%	Telecommunication Services	0.7%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Open Text Corp.	2.3%	LKQ Corp.	1.6%
Diodes, Inc.	1.7%	Superior Energy Services, Inc.	1.6%
Iconix Brand Group, Inc.	1.7%	Micros Systems, Inc.	1.5%
NICE Systems Ltd.	1.7%	Waste Connections, Inc.	1.5%
Buffalo Wild Wings, Inc.	1.6%	Hain Celestial Group, Inc.	1.5%
		Total of Net Assets	16.7%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at June 30, 2011 (Unaudited)

		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 91.6%			Resolute Energy Corp.*	42,700	$ 690,032	Techne Corp.	11,800	$ 983,766
Consumer Discretionary 15.3%			Superior Energy Services, Inc.*	29,400	1,091,916
Ascena Retail Group, Inc.*	30,100	$ 1,024,905			5,302,650	West Pharmaceutical Services, Inc.	12,000	525,120
Buffalo Wild Wings, Inc.*	17,200	1,140,532	Financials 9.3%					9,657,303
Gildan Activewear, Inc.	11,000	386,870	Delphi Financial Group, Inc.	11,100	324,231	Industrials 18.0%
Iconix Brand Group, Inc.*	50,300	1,217,260	East West Bancorp, Inc.	46,600	941,786	Actuant Corp.*	25,200	676,116
LKQ Corp.*	42,700	1,114,043				Aerovironment, Inc.*	19,300	682,255
			Endurance Specialty Holdings Ltd.	22,600	934,058	Clarcor, Inc.	19,600	926,688
Monro Muffler Brake, Inc.	19,600	730,884	First Midwest Bancorp, Inc.	44,000	540,760	Copart, Inc.*	19,600	913,360
Morningstar, Inc.	9,500	577,410	HCC Insurance Holdings, Inc.	21,900	689,850	Corrections Corp. of America*	22,700	491,455
Penn National Gaming, Inc.*	17,600	709,984	Portfolio Recovery Associates,			Forward Air Corp.	15,400	520,366
Phillips-Van Heusen Corp.	6,600	432,102	Inc.*	8,700	737,673	Gardner Denver, Inc.	6,400	537,920
Steven Madden Ltd.*	1,400	52,514	Prosperity Bancshares, Inc.	10,400	455,728	Healthcare Services Group, Inc.	43,450	706,062
Texas Roadhouse, Inc.	50,100	878,503	Signature Bank*	13,100	749,320	Heartland Express, Inc.	49,900	826,344
Tractor Supply Co.	5,700	381,216	Stifel Financial Corp.*	19,200	688,512	IDEX Corp.	21,400	981,190
Vitamin Shoppe, Inc.*	14,000	640,640	SVB Financial Group*	6,800	406,028	II-VI, Inc.*	26,200	670,720
WMS Industries, Inc.*	13,300	408,576			6,467,946	Kaydon Corp.	12,100	451,572
Wolverine World Wide, Inc.	23,700	989,475	Health Care 13.8%
		10,684,914	Bio-Rad Laboratories, Inc.*	4,600	549,056	Middleby Corp.*	8,670	815,327
Consumer Staples 5.0%			Catalyst Health Solutions, Inc.*	15,200	848,464	MSC Industrial Direct Co.	6,900	457,539
Casey's General Stores, Inc.	11,000	484,000	Cyberonics, Inc.*	18,900	528,255	Ritchie Bros Auctioneers, Inc.	27,900	766,971
Flowers Foods, Inc.	47,250	1,041,390	Gen-Probe, Inc.*	4,700	325,005	Toro Co.	8,100	490,050
Hain Celestial Group, Inc.*	31,500	1,050,840	Haemonetics Corp.*	11,500	740,255	Wabtec Corp.	9,500	624,340
						Waste Connections, Inc.	33,600	1,066,128
Nu Skin Enterprises, Inc.	23,900	897,445	ICU Medical, Inc.*	12,700	554,990			12,604,403
		3,473,675
Energy 7.6%			Integra LifeSciences Holdings Corp.*	10,900	521,129	Information Technology 17.6%
CARBO Ceramics, Inc.	4,700	765,865	MedAssets, Inc.*	55,500	741,480	ANSYS, Inc.*	8,400	459,228
Comstock Resources, Inc.*	15,200	437,608	Myriad Genetics, Inc.*	29,800	676,758	Constant Contact, Inc.*	16,600	421,308
Core Laboratories NV	4,400	490,776	NuVasive, Inc.*	20,900	687,192	Diodes, Inc.*	46,700	1,218,870
Dril-Quip, Inc.*	10,800	732,564	Owens & Minor, Inc.	16,200	558,738	Factset Research Systems, Inc.	4,400	450,208
Key Energy Services, Inc.*	25,700	462,600	Quality Systems, Inc.	7,200	628,560	Hittite Microwave Corp.*	11,900	736,729
Oil States Int'l., Inc.*	7,900	631,289	Sirona Dental Systems, Inc.*	14,850	788,535	j2 Global Communications, Inc.*	29,500	832,785

16                  The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Small Company Fund

(Continued)

		Space		Principal
		Value		Amount	Value
	Shares	(Note 2)		(M=$1,000)	(Note 2)
Jack Henry & Associates, Inc.	24,500	$ 735,245	Total Investments 100.1%
			(Cost $49,014,138)†		$ 69,909,299
Mantech Int'l. Corp.	4,400	195,448
Micros Systems, Inc.*	21,700	1,078,707	Excess of Liabilities Over
NeuStar, Inc.*	5,600	146,720	Other Assets (0.1)%		(89,820)
Open Text Corp.*	25,300	1,619,706
Plantronics, Inc.	25,200	920,556	Net Assets 100.0%		$ 69,819,479
Polycom, Inc.*	5,100	327,930	*	Non-income producing.
Power Integrations, Inc.	21,600	830,088	†	Cost for federal income tax purposes is $49,014,138. At
Progress Software Corp.*	32,400	781,812		June 30, 2011 unrealized appreciation for federal income tax
				purposes aggregated $20,895,161 of which $21,593,859
Rofin-Sinar Technologies, Inc.*	25,500	870,825		related to appreciated securities and $698,698 related to
Semtech Corp.*	23,841	651,813		depreciated securities.
		12,277,978	(a)	Return of capital paid during the fiscal period
Materials 3.1%			ADR	- American Depositary Receipt
AptarGroup, Inc.	13,800	722,292
Rockwood Holdings, Inc.*	7,800	431,262
Sensient Technologies Corp.	10,800	400,356
Silgan Holdings, Inc.	15,500	635,035
		2,188,945
Telecommunication Services 0.7%
Cbeyond, Inc.*	35,800	473,634
Utilities 1.2%
Atmos Energy Corp.	11,000	365,750
ITC Holdings Corp.	6,500	466,505
		832,255
Total Domestic Common Stocks
(Cost $43,558,994)		63,963,703
Foreign Stocks & ADR's 2.3%
Ireland 0.6%
ICON PLC ADR*	17,700	417,012
Israel 1.7%
NICE Systems Ltd. ADR*	33,300	1,210,788
Total Foreign Stocks & ADR's
(Cost $1,397,708)		1,627,800
Real Estate Investment Trusts 2.9%
Financials 2.9%
BioMed Realty Trust, Inc.	18,000	346,320
Corporate Office Properties
Trust(a)	21,400	665,754
Healthcare Realty Trust, Inc.(a)	19,300	398,159
Home Properties, Inc.(a)	10,100	614,888
Total Real Estate Investment Trusts
(Cost $1,764,761)		2,025,121
Institutional Money Market Funds 0.4%
State Street Institutional US Government
Money Market Fund*
(Cost $292,675)	292,675	292,675
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Corporate Short-Term Notes 2.9%
Chevron Corp.
0.02%, 07/01/11
(Cost $2,000,000)	2,000 M	2,000,000

The accompanying notes are an integral part of the financial statements.                                                                                                       17

Statement of Assets and Liabilities

at June 30, 2011 (Unaudited)

	SVP	SVP	SVP
	Balanced	Bond	Common Stock
	Fund	Fund	Fund
Assets
Investments at value	$ 18,828,640	$ 64,946,011	$ 217,945,220
Receivable for securities sold	250,342	3,772,708	5
Receivable for fund shares sold	439	24,808	11,584
Receivable for dividends and interest	42,823	461,240	250,853
Total Assets	19,122,244	69,204,767	218,207,662

Liabilities
Payable to custodian bank	13	–	103
Payable for securities purchased	401,086	4,261,923	23,893
Payable for fund shares repurchased	9,889	4,132	156,113
Accrued expenses	14,431	24,718	85,299
Management fee payable	8,309	21,600	86,964
Fund service fee payable	1,511	5,400	17,499
Total Liabilities	435,239	4,317,773	369,871
Net Assets Applicable to Outstanding Shares	$ 18,687,005	$ 64,886,994	$ 217,837,791
Shares Outstanding	1,485,690	6,436,998	14,916,088
Net Asset Value and Maximum
Offering Price Per Share	$ 12.58	$ 10.08	$ 14.60

Net Assets Represent
Shares of beneficial interest at par value	$ 1,486	$ 6,437	$ 14,916
Paid-in capital	14,778,324	64,009,098	167,831,610
Accumulated undistributed net investment income (loss)	164,809	1,036,268	1,459,803
Accumulated undistributed net realized gain (loss) on investments	301,770	(472,990)	(3,890,813)
Unrealized appreciation (depreciation) of investments	3,440,616	308,181	52,422,275
Net Assets	$ 18,687,005	$ 64,886,994	$ 217,837,791
Investments at Cost	$ 15,388,024	$ 64,637,830	$ 165,522,945

Amounts designated as “-“ are either $0 or have been rounded to $0.

18                  The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
(Continued)

	SVP	SVP
	Mid Cap	Small Company
	Fund	Fund
Assets
Investments at value	$ 18,675,390	$ 69,909,299
Receivable for securities sold	258,798	149,941
Receivable for fund shares sold	1,437	2,488
Receivable for dividends and interest	9,155	30,118
Total Assets	18,944,780	70,091,846

Liabilities
Payable for securities purchased	260,460	174,160
Payable for fund shares repurchased	9,304	36,159
Accrued expenses	13,424	28,507
Management fee payable	7,570	27,951
Fund service fee payable	1,514	5,590
Total Liabilities	292,272	272,367
Net Assets Applicable to Outstanding Shares	$ 18,652,508	$ 69,819,479
Shares Outstanding	1,567,007	4,266,884
Net Asset Value and Maximum
Offering Price Per Share	$ 11.90	$ 16.36

Net Assets Represent
Shares of beneficial interest at par value	$ 1,567	$ 4,267
Paid-in capital	16,169,238	49,814,717
Accumulated undistributed net investment income (loss)	(4,160)	(41,268)
Accumulated undistributed net realized gain (loss) on investments	(2,763,968)	(853,398)
Unrealized appreciation (depreciation) of investments	5,249,831	20,895,161
Net Assets	$ 18,652,508	$ 69,819,479
Investments at Cost	$ 13,425,559	$ 49,014,138

¯

Statement of Operations

for the fiscal six months ended June 30, 2011 (Unaudited)

	SVP	SVP	SVP
	Balanced	Bond	Common Stock
	Fund	Fund	Fund
Investment Income:
Dividends	$ 126,798	$ –	$ 2,233,636
Interest	116,151	1,239,054	821
Total Income	242,949	1,239,054	2,234,457

Expenses:
Management advisory fee	51,110	129,794	540,901
Transfer agent fees	2,278	2,378	2,278
Custodian fees	2,400	4,900	6,500
Accounting and administration services	9,293	32,448	109,180
Auditing fees	4,000	9,000	30,000
Legal fees	2,000	5,000	25,000
Printing fees	3,500	8,000	15,000
Trustees' and Chief Compliance
Officer's fees and expenses	1,723	6,087	20,119
Other	2,294	7,838	21,150
Total Expenses	78,598	205,445	770,128
Net Investment Income (Loss)	164,351	1,033,609	1,464,329

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on sales of investments	374,964	(969)	4,692,508
Net change in unrealized appreciation (depreciation)	418,524	882,643	9,400,384
Net Realized and Unrealized Gain (Loss)
on Investments	793,488	881,674	14,092,892
Net Increase (Decrease) in Net Assets
from Operations	$ 957,839	$ 1,915,283	$ 15,557,221

Amounts designated as “-“ are either $0 or have been rounded to $0.

20                  The accompanying notes are an integral part of the financial statements.

Statement of Operations

(Continued)

	SVP	SVP
	Mid Cap	Small Company
	Fund	Fund
Investment Income:
Dividends	$ 71,174	$ 201,962
Interest	98	648
Total Income	71,272	202,610

Expenses:
Management advisory fee	46,298	171,942
Transfer agent fees	2,028	2,178
Custodian fees	4,800	8,100
Accounting and administration services	9,260	34,388
Auditing fees	4,000	8,000
Legal fees	1,500	7,500
Printing fees	4,500	12,000
Trustees' and Chief Compliance
Officer's fees and expenses	1,673	6,273
Other	1,670	7,404
Total Expenses	75,729	257,785
Net Investment Income (Loss)	(4,457)	(55,175)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on sales of investments	1,277,122	5,315,021
Net change in unrealized appreciation (depreciation)	524,832	2,681,809
Net Realized and Unrealized Gain (Loss)
on Investments	1,801,954	7,996,830
Net Increase (Decrease) in Net Assets
from Operations	$ 1,797,497	$ 7,941,655

The accompanying notes are an integral part of the financial statements. 21

Statement of Changes in Net Assets

		SVP		SVP			SVP
	Balanced			Bond		Common Stock
		Fund		Fund			Fund
	For the Fiscal		For the Fiscal			For the Fiscal
	Six Months Ended		Six Months Ended			Six Months Ended
	6/30/2011	Year Ended	6/30/2011		Year Ended	6/30/2011	Year Ended
	(Unaudited)	12/31/10	(Unaudited)		12/31/10	(Unaudited)	12/31/10
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$ 164,351	$ 269,139	$ 1,033,609	$ 2,128,296		$ 1,464,329	$ 2,647,150
Net realized gain (loss) on sales of investments	374,964	183,361	(969)		2,735,452	4,692,508	188,385
Net change in unrealized appreciation
(depreciation)	418,524	1,486,687	882,643		(182,151)	9,400,384	27,076,792
Net increase (decrease) in net assets from
operations	957,839	1,939,187	1,915,283		4,681,597	15,557,221	29,912,327

Distributions to Shareholders
From net investment income	–	(291,903)	–		(2,390,406)	–	(2,657,421)
From net realized gain on investments	–	–	–		(3,261,487)	–	–
Total distributions to shareholders	–	(291,903)	–		(5,651,893)	–	(2,657,421)

From Share Transactions
Net proceeds from sales of shares	1,291,604	4,897,107	3,913,229		11,055,201	4,838,555	10,389,785
Net asset value of shares in reinvestment
of dividends and distributions	–	291,903	–		5,651,893	–	2,657,421
	1,291,604	5,189,010	3,913,229		16,707,094	4,838,555	13,047,206
Less: Payments for shares reacquired	(2,301,169)	(4,477,901)	(6,909,014)		(14,456,285)	(17,794,527)	(27,753,264)
Increase (decrease) in net assets from
capital share transactions	(1,009,565)	711,109	(2,995,785)		2,250,809	(12,955,972)	(14,706,058)
Total Increase (Decrease) in Net Assets for
period	(51,726)	2,358,393	(1,080,502)		1,280,513	2,601,249	12,548,848
Net Assets: Beginning of period	18,738,731	16,380,338	65,967,496		64,686,983	215,236,542	202,687,694
Net Assets: End of period	$ 18,687,005	$ 18,738,731	$ 64,886,994	$ 65,967,496		$ 217,837,791	$ 215,236,542
Undistributed Net Investment
Income (Loss) at End of Period	$ 164,809	$ 458	$ 1,036,268	$ 2,659		$ 1,459,803	$ (4,526)

Amounts designated as “-“ are either $0 or have been rounded to $0.

22 The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

(Continued)

		SVP		SVP
	Mid Cap*		Small Company
		Fund		Fund
	For the Fiscal		For the Fiscal
	Six Months Ended		Six Months Ended
	6/30/2011	Year Ended	6/30/2011	Year Ended
	(Unaudited)	12/31/10	(Unaudited)	12/31/10
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$ (4,457)	$ 7,327	$ (55,175)	$ 22,186
Net realized gain (loss) on sales of investments	1,277,122	1,417,717	5,315,021	4,002,838
Net change in unrealized appreciation
(depreciation)	524,832	1,941,928	2,681,809	9,162,815
Net increase (decrease) in net assets from
operations	1,797,497	3,366,972	7,941,655	13,187,839

Distributions to Shareholders
From net investment income	–	(8,132)	–	(31,996)
From net realized gain on investments	–	–	–	–
Total distributions to shareholders	–	(8,132)	–	(31,996)

From Share Transactions
Net proceeds from sales of shares	1,946,106	2,303,629	3,895,560	5,584,990
Net asset value of shares in reinvestment
of dividends and distributions	–	8,132	–	31,996
	1,946,106	2,311,761	3,895,560	5,616,986
Less: Payments for shares reacquired	(2,649,135)	(3,616,416)	(8,633,675)	(13,149,274)
Increase (decrease) in net assets from
capital share transactions	(703,029)	(1,304,655)	(4,738,115)	(7,532,288)
Total Increase (Decrease) in Net Assets for
period	1,094,468	2,054,185	3,203,540	5,623,555
Net Assets: Beginning of period	17,558,040	15,503,855	66,615,939	60,992,384
Net Assets: End of period	$ 18,652,508	$ 17,558,040	$ 69,819,479	$ 66,615,939
Undistributed Net Investment
Income (Loss) at End of Period	$ (4,160)	$ 297	$ (41,268)	$ 13,907
*Name change. Formerly known as SVP Mid Cap Growth Fund prior to April 30, 2010.

The accompanying notes are an integral part of the financial statements.                                                                                                                                                                                                                                        23

Financial Highlights

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

			Income from Investment Operations			Less Distributions

		Net asset	Net	Net gains or losses		Dividends
	Fiscal year	value,	investment	on securities (both	Total from	(from net	Distributions		Net asset
	(period	beginning	income	realized and	investment	investment	(from realized	Total	value, end of
Fund	ended)	of period	(loss)^	unrealized)^	operations	income)	gains)	distributions	period
Balanced
	12/31/06	$ 11 .63	$ 0 .29	$ 1 .05	$ 1 .34	$ 0 .31	$ 0 .14	$ 0 .45	$ 12 .52
	12/31/07	12 .52	0 .29	0 .77	1 .06	0 .31	0 .77	1 .08	12 .50
	12/31/08	12 .50	0 .28	(3 .28)	(3 .00)	0 .26	0 .11	0 .37	9 .13
	12/31/09	9 .13	0 .20	1 .76	1 .96	0 .27	–	0 .27	10 .82
	12/31/10	10 .82	0 .18	1 .14	1 .32	0 .19	–	0 .19	11 .95
	06/30/11(U)	11 .95	0 .11	0 .52	0 .63	–	–	–	12 .58
Bond
	12/31/06	9 .84	0 .48	(0 .12)	0 .36	0 .48	–	0 .48	9 .72
	12/31/07	9 .72	0 .47	0 .21	0 .68	0 .41	–	0 .41	9 .99
	12/31/08	9 .99	0 .50	(0 .16)	0 .34	0 .41	–	0 .41	9 .92
	12/31/09	9 .92	0 .49	0 .61	1 .10	0 .54	0 .50	1 .04	9 .98
	12/31/10	9 .98	0 .33	0 .40	0 .73	0 .39	0 .53	0 .92	9 .79
	06/30/11(U)	9 .79	0 .16	0 .13	0 .29	–	–	–	10 .08
Common Stock
	12/31/06	11 .69	0 .19	1 .70	1 .89	0 .19	–	0 .19	13 .39
	12/31/07	13 .39	0 .19	1 .18	1 .37	0 .16	0 .28	0 .44	14 .32
	12/31/08	14 .32	0 .20	(4 .93)	(4 .73)	0 .14	0 .01	0 .15	9 .44
	12/31/09	9 .44	0 .15	2 .47	2 .62	0 .16	–	0 .16	11 .90
	12/31/10	11 .90	0 .16	1 .72	1 .88	0 .17	–	0 .17	13 .61
	06/30/11(U)	13 .61	0 .10	0 .89	0 .99	–	–	–	14 .60
Mid Cap^^
	12/31/06	9 .64	(0 .01)	0 .55	0 .54	–	–	–	10 .18
	12/31/07	10 .18	(0 .02)	2 .26	2 .24	–	–	–	12 .42
	12/31/08	12 .42	(0 .02)	(5 .70)	(5 .72)	–	–	–	6 .70
	12/31/09	6 .70	0 .01	2 .04	2 .05	0 .01	–	0 .01	8 .74
	12/31/10	8 .74	–	2 .06	2 .06	0 .01	–	0 .01	10 .79
	06/30/11(U)	10 .79	–	1 .11	1 .11	–	–	–	11 .90
Small Company
	12/31/06	13 .94	0 .03	2 .24	2 .27	0 .03	1 .85	1 .88	14 .33
	12/31/07	14 .33	0 .08	1 .16	1 .24	0 .09	1 .50	1 .59	13 .98
	12/31/08	13 .98	0 .02	(4 .54)	(4 .52)	–	0 .16	0 .16	9 .30
	12/31/09	9 .30	0 .02	2 .51	2 .53	0 .05	–	0 .05	11 .78
	12/31/10	11 .78	–	2 .80	2 .80	0 .01	–	0 .01	14 .57
	06/30/11(U)	14 .57	(0 .01)	1 .80	1 .79	–	–	–	16 .36

Amounts designated as “-“ are either $0 or have been rounded to $0.

24             The accompanying notes are an integral part of the financial statements.

Financial Highlights

(Continued)

Ratios/Supplemental Data

			Ratio of expenses	Ratio of expenses to		Ratio of net investment income
		Ratio of	to average net	average net assets before	Ratio of net	(loss) to average net assets
	Net assets at	expenses to	assets before	contractual and voluntary	investment income	before contractual and	Portfolio
Total return	end of period	average net	custodian fee	expense reimbursements	(loss) to average	voluntary expense	turnover
(%)*	(000 omitted)	assets (%)	credits (%)**	(%)***	net assets (%)	reimbursements (%)***	rate (%)

11 .49	$ 21,270	0.79	0.81	0.81	2.35	2.35	181
8 .44	20,378	0.89	0.91	0.91	2.17	2.17	91
(23 .95)	13,480	0.83	0.85	0.85	2.44	2.44	59
21 .47	16,380	0.86	0.86	0.86	2.03	2.03	90
12 .19	18,739	0.85	0.85	0.85	1.62	1.62	197
5 .27++	18,687	0.85+	0.85+	0.85+	1.77+	1.77+	114 ++

3 .70	23,208	0.66	0.68	0.68	4.70	4.70	399
7 .05	27,629	0.74	0.76	0.76	4.71	4.71	306
3 .40	59,680	0.65	0.66	0.66	4.91	4.91	289
11 .08	64,687	0.64	0.64	0.64	4.57	4.57	241
7 .33	65,967	0.63	0.63	0.63	3.17	3.17	607
2 .96++	64,887	0.63+	0.63+	0.63+	3.19+	3.19+	319 ++

16 .14	79,345	0.60	0.61	0.61	1.50	1.50	16
10 .21	106,686	0.66	0.66	0.66	1.35	1.35	14
(33 .04)	147,356	0.57	0.57	0.57	1.61	1.61	6
27 .75	202,688	0.71	0.71	0.71	1.45	1.45	10
15 .80	215,237	0.70	0.70	0.70	1.32	1.32	9
7 .27++	217,838	0.71+	0.71+	0.71+	1.34+	1.34+	4 ++

5 .60	24,494	0.74	0.77	0.77	(0.03)	(0.03)	82
22 .00	26,829	0.80	0.84	0.84	(0.14)	(0.14)	88
(46 .05)	13,502	0.76	0.78	0.78	(0.18)	(0.18)	119
30 .60	15,504	0.84	0.84	0.84	0.13	0.13	51
23 .51	17,558	0.81	0.81	0.81	0.05	0.05	32
10 .29++	18,653	0.82+	0.82+	0.82+	(0.05)+	(0.05)+	26 ++

16 .17	60,122	0.62	0.65	0.65	0.22	0.22	53
8 .60	64,832	0.68	0.70	0.70	0.51	0.51	52
(32 .29)	49,604	0.63	0.64	0.64	0.19	0.19	42
27 .15	60,992	0.76	0.76	0.76	0.23	0.23	41
23 .74	66,616	0.75	0.75	0.75	0.04	0.04	30
12 .29++	69,819	0.75+	0.75+	0.75+	(0.16)+	(0.16)+	13 ++

^ Calculated based upon average shares outstanding.

^^ Name change. Formerly known as SVP Mid Cap Growth Fund prior to April 30, 2010.

* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by your insurance company, the issuer of variable annuity and life insurance contracts for which the funds serve as underlying investment vehicles. Total returns would have been lower in applicable years where the Funds' investment advisor had not waived a portion of its fee.

** The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. *** Expense reductions are comprised of the contractual expense reimbursements as described in Note (3), if applicable.

(U) Unaudited. + Annualized.

++ Not annualized.

Notes to Financial Statements (Unaudited) (1) Organization:

The Sentinel Variable Products Trust (the “Trust”) is an open end investment company, registered under the Investment Company Act of 1940 as amended, which continuously offers its shares to separate accounts of insurance companies to serve as investment vehicles for variable life insurance policies and annuity contracts. The Trust consists of five separate and distinct funds: Sentinel Variable Products Balanced Fund, Sentinel Variable Products Bond Fund, Sentinel Variable Products Common Stock Fund, Sentinel Variable Products Mid Cap Fund and Sentinel Variable Products Small Company Fund, all of which are diversified. The five funds of the Trust are referred to hereinafter collectively as the “Funds”, and individually as a “Fund.”

(2) Significant Accounting Policies:

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

A. Security Valuation:

Equity securities that are traded on a national securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of Trustees. The Board has delegated this responsibility to a pricing committee, subject to its review and supervision.

The fair value hierarchy as required by GAAP is summarized in the three broad levels listed below:

  Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts, Exchange Traded Funds, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.
  Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments, non-exchange traded derivatives and over-the-counter securities not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RIC’s) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.
  Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Sentinel Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

There have been no significant changes in valuation techniques during the fiscal year, but the Sentinel Pricing Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of June 30, 2011 were as follows:

	Quoted Prices
	(Unadjusted) in Active	Other	Significant
	Markets for Identical	Significant	Unobservable
	Assets	Observable Inputs	Inputs
SVP Fund	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments in Securities:
Balanced:
Collateralized Mortgage Obligations	$ –	$ 466,574	$ –	$ 466,574
Domestic Common Stocks	11,179,884	–	–	11,179,884
Domestic Exchange Traded Funds	127,250	–	–	127,250
Foreign Stocks & ADR’s	555,530	–	–	555,530
Institutional Money Market Funds	–	408,812	–	408,812
Mortgage-Backed Securities	–	5,691,558	–	5,691,558
U.S. Treasury Obligations	–	399,032	–	399,032
Totals	$ 11,862,664	$ 6,965,976	$ –	$ 18,828,640
Bond:
Corporate Bonds	$ –	$ 19,583,883	$ –	$ 19,583,883
Institutional Money Market Funds	–	750,494	–	750,494
Mortgage-Backed Securities	–	40,371,661	–	40,371,661

26

Notes to Financial Statements

(Continued)

	Quoted Prices
	(Unadjusted) in Active	Other	Significant
	Markets for Identical	Significant	Unobservable
	Assets	Observable Inputs	Inputs
SVP Fund	(Level 1)	(Level 2)	(Level 3)	Total
U.S. Treasury Obligations	–	4,239,973	–	4,239,973
Totals	$ –	$ 64,946,011	$ –	$ 64,946,011
Common Stock:
Corporate Short-Term Notes	$ –	$ 2,500,000	$ –	$ 2,500,000
Domestic Common Stocks	202,562,490	–	–	202,562,490
Domestic Exchange Traded Funds	2,290,500	–	–	2,290,500
Institutional Money Market Funds	–	267,830	–	267,830
Foreign Stocks & ADR’s	10,324,400	–	–	10,324,400
Totals	$ 215,177,390	$ 2,767,830	$ –	$ 217,945,220
Mid Cap:
Domestic Common Stocks	$ 17,288,227	$ –	$ –	$ 17,288,227
Foreign Stocks & ADR’s	413,767	–	–	413,767
Institutional Money Market Funds	–	664,600	–	664,600
Real Estate Investment Trusts	308,796	–	–	308,796
Totals	$ 18,010,790	$ 664,600	$ –	$ 18.675,390
Small Company:
Corporate Short-Term Notes	$ –	$ 2,000,000	$ –	$ 2,000,000
Domestic Common Stocks	63,963,703	–	–	63,963,703
Foreign Stocks & ADR’s	1,627,800	–	–	1,627,800
Institutional Money Market Funds	–	292,675	–	292,675
Real Estate Investment Trusts	2,025,121	–	–	2,025,121
Totals	$ 67,616,624	$ 2,292,675	$ –	$ 69,909,299
Liabilities:
Investments in Securities:
None.

Please refer to each Fund’s Statement of Investment in Securities for more detailed information on specific securities. There was no reportable Fair Value Level 3 activity for the fiscal six months ended June 30, 2011.

B. Securities Transactions and Investment Income:

Securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are accounted for on trade date. These exceptions include: (1) when trades occur on a day that happens to coincide with the last business day of a calendar month; or (2) on occasion, if Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator, believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

Interest income is recorded on the accrual basis, which includes the amortization of bond premiums on fixed-income securities. Dividend income is recorded on the ex-dividend date when verified by two independent sources and adjusted daily for foreign tax withholding, reclaims and currency fluctuations, when applicable. The cost of securities sold is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income. Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) and master limited partnerships often include a “return of capital” which is recorded by the Funds as a reduction of the cost basis of the securities held.

C. Dividends and Distributions:

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for gains and losses on mortgage-backed securities payment receipts, real estate investment trust return of capital distributions and dividends paid. No estimated reclassifications were made to reflect these differences as of June 30, 2011.

D. Repurchase Agreements:

Each Fund, to a limited extent, may enter into repurchase agreements as a means of making short-term investments, of seven days or less, and in aggregate amounts of not more than 25% of the net assets of a Fund. Each Fund, through its custodian, takes possession of the securities collateralizing repurchase agreements. All repurchase agreements used by the Funds will provide that the value of the collateral underlying the repurchase agreement always be at least equal to 102% of the repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. There were no repurchase agreements outstanding at June 30, 2011.

E. Federal Income Taxes:

Each Fund intends to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies. Each Fund intends to distribute all of its taxable income to its shareholders, relieving it of any federal or state excise tax or income tax liability. Each Fund is also required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. Fund management carried out procedures to identify material tax position adjustments and has none to report for the fiscal six months ended June 30, 2011, along with the three previous fiscal years, which are still considered open and subject to examination.

F. Options:

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium

Notes to Financial Statements (Continued)

and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option written by a Fund is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option written by a Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. There were no options transactions during the fiscal six months ended June 30, 2011.

G. Dollar Rolls:

The SVP Balanced and SVP Bond Fund may enter into dollar rolls in which the Funds sell securities for delivery in the current month, and simultaneously contract to repurchase similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Funds forego principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. Realized gains and losses on sales, if applicable, are recorded on trade date plus one or trade date. There were no dollar roll transactions during the fiscal six months ended June 30, 2011.

H. Securities Lending:

Under an agreement with State Street Bank and Trust Company (“SSB”), the Funds may lend their securities, up to 50% of each Fund’s portfolio before taking into account the securities loaned, to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash in an amount equivalent to 102% (domestic) or 105% (foreign) of the market value of the loaned securities. Any adjustments in collateral required to maintain those levels due to market value fluctuations are made the next business day. The cash collateral is invested in a registered money market fund advised by State Street Global Advisors, a subsidiary of SSB. A portion of the income generated by the investment of the collateral, net of any rebates paid by SSB to the borrowers, is remitted to SSB as lending agent, and the remainder is retained by the Fund. The Fund receives from the borrower all accrued dividend and interest amounts while the securities are out on loan. The Fund retains certain ownership rights as to the loaned securities when retaining such rights is considered to be in the Fund’s best interest. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of the collateral. For the fiscal six months ended June 30, 2011, none of the Funds loaned securities because Sentinel Asset Management, Inc. (“SAMI”) elected to temporarily suspend participation in the program.

I. Other:

Direct expenses of a Fund are charged to that Fund while common expenses of the Trust are allocated proportionately based upon the Funds’ respective average net assets or number of shareholder accounts. Earnings credits are received from State Street Bank and Trust Company (“SSB”), the custodian bank, on cash balances and are reflected in the statement of operations as an expense offset.

(3) Management Advisory Fees and Related Party Transactions:

Pursuant to two Investment Advisory Agreements (“Advisory Agreements”), one dated November 1, 2000, as amended November 19, 2008 and one dated November 8, 2002, SAMI, a subsidiary of NLV Financial Corporation, manages each Fund’s investments and business operations under the overall supervision of the Trust’s Board of Trustees. SAMI is affiliated with National Life Insurance Company, which issues variable insurance and annuity products through which the Trust is offered, because National Life Insurance Company is also a subsidiary of NLV Financial Corporation. SAMI has the responsibility for making all investment decisions for the Funds. As compensation for services rendered under its advisory agreement, each Fund pays to SAMI a monthly fee determined as follows:

a)	With respect to SVP Balanced Fund: 0.55% per annum on the average daily net assets of the Fund.
b)	With respect to SVP Bond Fund: 0.40% per annum on the average daily net assets of the Fund.
c)	With respect to the SVP Common Stock, SVP Mid Cap and SVP Small Company Funds: 0.50% per annum on the first $200 million of average daily net assets of each Fund; 0.45% per annum on the next $300 million of such assets of each Fund; and 0.40% per annum on such assets of each Fund in excess of $500 million.

Sentinel Financial Services Company (“SFSC”), a subsidiary of SAMI, acts as the principal underwriter of shares of the Funds. SFSC receives no compensation from the Trust for acting as principal underwriter.

Each Trustee who is not an affiliate of SAMI receives an annual fee from the Trust of $12,000 plus $2,500 for each meeting attended. Fees paid to Trustees are generally distributed quarterly on a pro rata basis. This compensation totaled $11,000 each for Mr. McMeekin, Ms. Pope and Mr. Ricker for the fiscal six months ended June 30, 2011.

The Funds’ Chief Compliance Officer also serves as Chief Compliance Officer of Sentinel Group Funds, Inc., a series investment company also advised by SAMI, SAMI itself, and the separate accounts of National Life Insurance Company which fund its variable life insurance and annuity products. Pursuant to an amended and restated agreement as of November 26, 2007, the Funds and Sentinel Group Funds, Inc. pay 50% of the costs incurred by these Chief Compliance Officer functions, including the salary and benefits of the Funds’ Chief Compliance Officer and his administrative assistant, and the other costs incurred by the Chief Compliance Officer. The Funds and Sentinel Group Funds, Inc. allocate their 50% share of these costs in proportion to net assets. Out-of-pocket costs which can be specifically allocated to a particular entity are so allocated.

Trustees’ and Chief Compliance Officer’s fees and expenses for the fiscal six months ended June 30, 2011 were $35,875.

Pursuant to the Fund Services Agreement with SASI, a subsidiary of SAMI, the Trust receives certain transfer agency, fund accounting and administration services. For these services, the Fund Services Agreement provides for the Trust to pay to SASI a fixed fee totaling $20,000 per year for transfer agency services and a fee of 0.10% of average daily net assets of the Funds for fund accounting and administration services. For the fiscal six months ended June 30, 2011 this fee totaled $208,567.

(4) Investment Transactions:

Purchases and sales (excluding short-term obligations) for the fiscal six months ended June 30, 2011 were as follows:

	Purchases of
	Other than	Purchases of	Sales of Other
	U.S.	U.S.	than U.S.	Sales of U.S.
	Government	Government	Government	Government
	Direct and	Direct and	Direct and	Direct and
	Agency	Agency	Agency	Agency
SVP Fund	Obligations	Obligations	Obligations	Obligations
Balanced	$82,467	$20,890,765	$1,219,146	$20,161,876
Bond	23,495,474	169,203,056	21,148,303	171,777,606
Common Stock	9,261,528	–	19,575,022	–

28

Notes to Financial Statements

(Continued)

Purchases of
	Other than	Purchases of	Sales of Other
	U.S.	U.S.	than U.S.	Sales of U.S.
	Government	Government	Government	Government
	Direct and	Direct and	Direct and	Direct and
	Agency	Agency	Agency	Agency
SVP Fund	Obligations	Obligations	Obligations	Obligations
Mid Cap	4,658,783	–	5,215,186	–
Small Company	8,469,926	–	12,738,278	–

At December 31, 2010, the Trust had tax basis capital losses which may be used to offset future capital gains as follows:

			Expiring
SVP Fund			on 12/31
Balanced		$ 50,273	2017

Common Stock		$ 3,041,555	2016
		5,343,890	2017
	Total	$ 8,385,445

Mid Cap		$ 892,803	2016
		3,080,511	2017
	Total	$ 3,973,314

Small Company	Total	$ 5,902,927	2017

During the year ended December 31, 2010, the Funds utilized capital losses as follows:

Capital Losses
SVP Fund	Utilized
Balanced	$ 149,436
Common Stock	188,385
Mid Cap	1,383,772
Small Company	4,024,868

It is unlikely that a capital gains distribution will be paid until net gains have been realized in excess of such capital loss carry forwards or the carry forwards expire.

Net capital losses incurred after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the period from November 1, 2010 to December 31, 2010, the Funds elected to defer until the first business day of 2011 for U.S. Federal income tax purposes net capital losses as stated below:

Capital Losses
SVP Fund	Deferred
Balanced	$ 4,194
Bond	381,415

(5) Shares of Beneficial Interest Transactions:

There are an unlimited number of authorized shares for each Fund in the Trust. Each share has a par value of $0.001. Transactions in shares for the fiscal six months ended June 30, 2011 and the fiscal year ended December 31, 2010 were as follows:

Shares issued
		in reinvestment		Net increase
		of dividends		(decrease) in
		and	Shares	shares
SVP Fund	Shares sold	distributions	reacquired	outstanding
Fiscal Six Months Ended June 30, 2011 (Unaudited)
Balanced	104,636	–	186,858	(82,222)
Bond	392,714	–	694,082	(301,368)
Common Stock	338,814	–	1,242,516	(903,702)
Mid Cap	171,550	–	231,573	(60,023)
Small Company	249,192	–	553,590	(304,398)
Year Ended December 31, 2010
Balanced	431,082	24,447	401,161	54,368
Bond	1,053,463	579,681	1,373,310	259,834
Common Stock	842,962	195,255	2,251,994	(1,213,777)
Mid Cap*	241,876	750	389,927	(147,301)
Small Company	439,329	2,175	1,049,671	(608,167)

*Name change. Formerly known as SVP Mid Cap Growth Fund prior to April 30, 2010.

29

Notes to Financial Statements (Continued)

From time to time the Funds may have a concentration of several policyholders, insurance companies or insurance products holding a significant percentage of shares outstanding. Investment activities of these parties could have a material impact on the Funds.

(7) Indemnifications:

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Actual and Hypothetical Expenses for Comparison Purposes

(Unaudited)

Example

When you allocate to one or more of the Sentinel Variable Products Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of allocating to the Funds and to compare these costs with the ongoing costs of allocating to other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 01/01/11 through 06/30/11.

Actual Expenses

The first line of each Fund entry in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid from 01/01/11 through 06/30/11 to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Fund entry in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of the share class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of allocating to a specific Sentinel Variable Products Trust Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below do not include fees and expenses charged or incurred by the separate accounts of insurance companies which purchases shares of the Funds to serve as investment vehicles under variable life insurance policies or variable annuity contracts issued by them. If such expenses were included, the overall expenses shown in the table below would be higher and the ending account values would be lower.

						Expenses Paid
			Beginning			from 01/01/11
	Total Return	Total Return	Account Value	Ending Account	Annualized	through
	Description	Percentage	01/01/11	Value 06/30/11	Expense Ratio	06/30/11*
Balanced	Actual	5.27%	$1,000.00	$1,052.72	0.85%	$4.33
	Hypothetical
	(5% per year
	before expenses)	2.06%	1,000.00	1,020.58	0.85%	4.26
Bond	Actual	2.96%	1,000.00	1,029.62	0.63%	3.17
	Hypothetical
	(5% per year
	before expenses)	2.17%	1,000.00	1,021.67	0.63%	3.16
Common Stock	Actual	7.27%	1,000.00	1,072.74	0.71%	3.65
	Hypothetical
	(5% per year
	before expenses)	2.13%	1,000.00	1,021.27	0.71%	3.56
Mid Cap	Actual	10.29%	1,000.00	1,102.87	0.82%	4.28
	Hypothetical
	(5% per year
	before expenses)	2.07%	1,000.00	1,020.73	0.82%	4.11
Small Company	Actual	12.29%	1,000.00	1,122.86	0.75%	3.95
	Hypothetical
	(5% per year
	before expenses)	2.11%	1,000.00	1,021.08	0.75%	3.76

*	Expenses are equal to the annualized expense ratio for the Fund, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Trustees

There are four Trustees of Sentinel Variable Products Trust. Their names and other information about the three independent Trustees currently responsible for the oversight of the five Funds currently comprising Sentinel Variable Products Trust are set forth below. Information concerning the one affiliated Trustee is set forth under “Officers” on the next page. The Statement of Additional Information has additional information about the Fund’s Trustees and is available, without charge, upon request by calling (800) 537-7003.

Position and Length
Name, Address, Age	of Time Served	Principal Occupation(s) During Past Five Years	Public Directorships
William D. McMeekin (66)	Trustee, since 2000	Former Executive Vice President, Commercial Services – TD Banknorth,	None
National Life Drive		N.A. (formerly Banknorth Vermont) from June, 2005 to May 2006; Senior
Montpelier, VT 05604		Vice President & Senior Lending Officer, from 2001 to 2005; Community
President – The Howard Bank, from 2000 to 2001
Nancy F. Pope (57)	Trustee, since 2007	Trustee – Northfield Savings Bank, since 1995; Director – Spaulding High	None
National Life Drive		School Union District, from 2008 to 2011; Trustee – Governor’s Institute
Montpelier, VT 05604		of Vermont, from 2007 to May 2008; Director (Chair) – Barre Town
School District, from 1995 to 2004; Trustee (Vice Chair) – Aldrich Public
Library, since 2002 and from 1993 to 2000
William G. Ricker (72)	Trustee, since 2000	Former President – Denis, Ricker & Brown	None
National Life Drive		(Insurance Agency), from 1980 to 2001
Montpelier, VT 05604

 

Officers

The names of and other information relating to the one Trustee who is an officer and “interested person” of the Funds as defined in the Investment Company Act of 1940, as amended and to the officers of the Funds are set forth below.

Position and Length
Name, Address, Age	of Time Served*	Principal Occupation(s) During Past Five Years	Public Directorships
Mehran Assadi (52)	Chair and Trustee,	National Life Holding Company (a mutual insurance company) and	N/A
National Life Drive	since 2009	National Life Insurance Company (“National Life”) – President and Chief
Montpelier, VT 05604		Executive Officer, since 2009; President – Life and Annuity, from 2005 to
2009; Interim Chief Information Officer, from 2003 to 2005; NLV Financial
Corporation - President and Chief Executive Officer, since 2009;
Executive Vice President, from 2008 to 2009
Christian W. Thwaites (53)	President and	Sentinel Asset Management, Inc. (“Advisor”) – President & Chief	Sentinel Funds
National Life Drive	Chief Executive	Executive Officer, since 2005; National Life – Executive Vice President,	(15 Portfolios)
Montpelier, VT 05604	Officer, since 2005	since 2005; Sentinel Funds – President, Chief Executive Officer and
Director, since 2005; Sentinel Financial Services Company (“SFSC”) –
Chief Executive Officer, since 2005, President from 2005 to 2006;
Sentinel Administrative Services, Inc. (“SASI”) – President & Chief
Executive Officer, since 2005; Sentinel Advisors Company (“SAC”) and
Sentinel Administrative Services Company (“SASC”) – President & Chief
Executive Officer, from 2005 to 2006; Skandia Global Funds – Chief
Executive Officer, from 1996 to 2004
Thomas P. Malone (55)	Vice President	SASI – Vice President, since 2006; Sentinel Funds –	N/A
National Life Drive	& Treasurer,	Vice President and Treasurer, since 1997; SASC – Vice President, from
Montpelier, VT 05604	since 2000	1998 to 2006
John K. Landy (51)	Vice President,	SASI – Senior Vice President, since 2006; Sentinel Funds – Vice	N/A
National Life Drive	since 2004	President, since 2003; SASC – Senior Vice President, from 2004 to 2006;
Montpelier, VT 05604		Vice President, from 1997 to 2004
Scott G. Wheeler (46)	Assistant Vice President &	SASI – Vice President, since 2007; Assistant Vice President, from 2006	N/A
National Life Drive	Assistant Treasurer,	to 2007; Sentinel Funds – Assistant Vice President and Assistant
Montpelier, VT 05604	since 2004	Treasurer, since 1998; SASC – Assistant Vice President, from 1998 to
2006
Lisa F. Muller (44)	Secretary,	National Life – Counsel, since 2008; Sentinel Funds – Secretary, since	N/A
National Life Drive	since 2008	2008; State of Vermont, Department of Banking and Insurance –
Montpelier, VT 05604		Assistant General Counsel, from 2006 to 2008; Davis, Polk and Wardwell
– Associate, from 2005 to 2006 and from 1999 to 2002; U.S. District
Court N.D. Illinois – Law Clerk, from 2002 to 2004
Lindsay E. Staples (29)	Assistant Secretary,	National Life – Senior Securities Paralegal, since 2010; Sentinel Funds –	N/A
National Life Drive	since 2010 and from	Assistant Secretary, since 2010 and from 2007 to 2009; National Life –
Montpelier, VT 05604	2007 to 2009	Senior Compliance Associate, from 2009 to 2010; National Life –
Securities Paralegal, from 2007 to 2009; Holman Immigration –
Paralegal, 2006 to 2007; Wilmer Cutler Pickering Hale and Dorr –
Paralegal, 2004 to 2006
D. Russell Morgan (55)	Chief Compliance Officer,	Advisor; National Variable Annuity Account II; National Variable Life	N/A
National Life Drive	since 2004; Secretary, from	Insurance Account – Chief Compliance Officer, since 2004; Sentinel
Montpelier, VT 05604	2000 to 2005	Funds – Chief Compliance Officer, since 2004; Secretary, from 1988 to
2005; National Life – Assistant General Counsel, from 2001 to 2005;
Equity Services, Inc. – Counsel, from 1986 to 2005; Advisor, SFSC,
SASC – Counsel, from 1993 to 2005

*	Each Officer is elected by, and serves at the pleasure of, the Board of the Funds. 33

Investment Adviser

Sentinel Asset Management, Inc.

Principal Underwriter

Sentinel Financial Services Company

Counsel

Sidley Austin LLP

Custodian

State Street Bank & Trust Company - Kansas City

Transfer Agent, Shareholder Servicing Agent and Administrator

Sentinel Administrative Services, Inc.

Portfolio Proxy Voting Guidelines and Voting Record

Sentinel Variable Products Funds portfolio proxy voting guidelines, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th, are available without charge online at www.nationallife.com under “Products and Tools”, then “Funds and Prospectus”, and at www.sec.gov, or by calling (800) 537-7003.

Availability of Quarterly Schedule of Investments

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for more information.)

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Sentinel Investments®
One National Life Drive, Montpelier, VT 05604

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

This report is authorized for distribution to prospective investors only when preceded or accompanied by an effective Prospectus.
Sentinel Investments is the unifying brand name for Sentinel Financial Services Company, Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc. Sentinel Funds are distributed by Sentinel Financial Services Company, One National Life Drive, Montpelier, VT 05604, 800.282.3863, www.sentinelinvestments.com.

ITEM 2. CODE OF ETHICS

Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to this semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) Not applicable.

(b) Not applicable.

ITEM 6. SCHEDULE OFINVESTMENTS

The complete schedule of investments is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES ANDP ROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11. CONTROLS AND PROCEDURES

The Registrant's principal executive officer and principal financial officer havee valuated the Registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities Exchange
Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange
Commission.

There were no changes in the Registrant's internal controls over financial reporting that occurred during the Registrant’s most recently completed second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial
Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached here to as an exhibit.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are
furnished here with as an exhibit.

                            SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the under signed, there unto duly authorized.

Sentinel Variable Products Trust

By:/s/Christian W. Thwaites
--------------------------
Christian W. Thwaites,
President & Chief Executive Officer

Date: September 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:/s/Christian W. Thwaites
--------------------------
Christian W. Thwaites,
President & Chief Executive Officer

Date: September 7, 2011

By:/s/Thomas P. Malone
---------------------
Thomas P. Malone,
Vice President & Treasurer

Date: September 7, 2011